Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended
	May 14, 2025	Apr. 07, 2025	Apr. 30, 2025
Subsequent Events [Line Items]
Share split description		the Company consolidated each 10 shares into 1 share.
Division of share capital (in Dollars)		$ 2,500,000
Ordinary shares par value		$ 0.00025
Mrs. Qi Xiaoyu [Member]
Subsequent Events [Line Items]
Returning loan amount (in Dollars)			$ 100,565
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Division of share capital (in Dollars)		$ 2,500,000
Authorized of share capital (in Shares)		9,980,000,000
Ordinary shares par value		$ 0.0025
Ordinary share authorized (in Shares)		998,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized of share capital (in Shares)		20,000,000
Ordinary shares par value		$ 0.0025
Ordinary share divided value (in Dollars)		$ 2,500,000
Ordinary share authorized (in Shares)		2,000,000
Private Placement [Member]
Subsequent Events [Line Items]
Ordinary shares par value	$ 0.025
Aggregate ordinary shares (in Shares)	4,000,000
Purchase price per share	$ 0.5
Gross proceeds (in Dollars)	$ 2,000,000